Customer Concentrations	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Customer Concentrations [Text Block]
13.	Customer Concentrations

The Company has concentrations in the volumes of business transacted with particular customers. The loss of these customers could have a material adverse effect on the Company’s business.

For the three and nine months ended October 31, 2015, the Company had concentrations of sales with a customer equal to 40% and 43%, respectively of the Company’s net sales (2014: 29% and 34%, respectively). As at October 31, 2015 the accounts receivable balance for this customer was $80,770 (January 31, 2015: $2,755).

14. Customer Concentrations

The Company has concentrations in the volumes of business transacted with particular customers. The loss of these customers could have a material adverse effect on the Company’s business.

For the year ended January 31, 2015, the Company had concentrations of sales with a customer equal to 28% of the Company’s net sales (2014: 37%). As at January 31, 2015 the accounts receivable balance for this customer was $2,755 (2014: $15,462).

For the year ended January 31, 2014, the Company had concentrations of sales with another customer equal to 12% of the Company’s net sales. At January 31, 2014 the accounts receivable balance for this customer was $3,821.